DEFINED CONTRIBUTION EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2022
DEFINED CONTRIBUTION EMPLOYEE BENEFIT PLANS
DEFINED CONTRIBUTION EMPLOYEE BENEFIT PLANS

18.DEFINED CONTRIBUTION EMPLOYEE BENEFIT PLANS

The Company sponsors defined contribution retirement plans in which the majority of employees are able to participate.

The Company sponsors one defined contribution plan in the U.S., a 401(k) plan, in which all U.S. employees over 18 years of age are auto-enrolled unless they opt-out. The Company matches 100% of participant contributions, up to the first 4% of each participant’s eligible compensation (generally including salary, bonuses and commissions), not to exceed the Internal Revenue Service per person annual limitations. Additionally, the Company sponsors one defined contribution pension plan in the U.K. Employees who contribute a minimum of 3% of their eligible compensation (generally including salary, bonuses, and commissions), generally receive a Company contribution of 5% of eligible compensation. Lastly, the Company also has a group registered retirement savings plan (RRSP) for employees in Canada. The Company matches dollar-for-dollar up to 3% of base salary. Employee contributions are deducted on a pre- tax basis and they may begin participating after 3 months of service.

The Company’s contributions to these plans and other defined contribution plans worldwide totaled $7.4 million, $8.3 million and $5.4 million for the years ended December 31, 2022, 2021 and 2020, respectively. These contributions were recorded as “Selling, general and administrative expenses” in the Consolidated Statements of Operations.